Finance income and costs	11 Months Ended
Dec. 31, 2019
Disclosure of finance income and costs [Abstract]
Finance income and costs
Finance income and costs

	Note	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
			(Adjusted*)	(Adjusted*)
		£000	£000	£000
Finance income
Remeasurement or derecognition of financial liabilities on funding arrangements		—	2,784	3,085
Interest income on deposits		4	4	11
Finance income		4	2,788	3,096

Finance costs
Unwinding of discount factor	22	(198)	(424)	(754)
Lease liability interest	23	(30)	(43)	(23)
Remeasurement of financial liabilities on funding arrangements		—	—	(410)
Finance costs		(228)	(467)	(1,187)

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’